Tax (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge	[1],[2]	£ 545	£ 644
Effective tax rate		18.10%	38.80%
IAS 12 update [member] | Increase (decrease) due to departure from requirement of IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate		21.30%

[1]	For notes to the Financial Statements see pages 55 to 83
[2]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT 1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings . Comparatives have been restated, reducin g the tax charge for H118 by £ 93 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1, B asis of preparation on pages 55 to 56